STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income/ (Loss)	$ (417,407)	$ 2,675,037
Adjustment to reconcile net income to cash flows from operating activities:
Amortization of intangible assets	0	11,696
Changes in Operating Assets and Liabilities:
Trade Receivables	0	(2,489,993)
Intangible asset		(58,480)
Other receivables	0	(258,282)
Prepaid expenses	0	(41,141)
Trade payable	0	7,802
Amount due to related parties	254,515	0
Accrued expenses	32,000	220,658
Tax payables	0	828,695
Other payables	0	48,524
Right of use assets	0	(2,684,330)
Lease liabilities	0	2,902,151
Net Cash Flows provided by/ (used in) Operating Activities:	(130,892)	1,162,337
Cash flow from financing activities:
Proceeds from issuance of common stock	222,020	835,500
Share to be issued	5,000,000	0
Note receivable	0	(2,957,622)
Related party loan	1,500,000	(1,560,020)
Net cash (used in)/ provided by financing activities:	6,722,020	(3,682,142)
Effect of exchange rate changes on cash	0	569,280
Change in Cash and Cash Equivalents:	6,591,128	(1,950,525)
Cash and Cash Equivalents, Beginning of Period	0	6,591,128
Cash and Cash Equivalents, End of Period	6,591,128	4,640,603
Supplemental Cash Flow Information:
Cash paid for interest	0	0
Cash paid for taxes	$ 0	$ 1,162,556